Financial Assets Measured at Fair Value through Profit and Loss (Details) - Summary of Financial Assets Measured at Fair Value Through Profit and Loss - Financial assets at fair value through profit or loss, category [member]
	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Summary of Financial Assets Measured at Fair Value Through Profit and Loss [Line Items]
At beginning of year	RM 72,295	$ 15,753	RM 1,309,134
Addition			10,211
Disposal			(1,247,050)
Currency realignment	498	108
At end of year	RM 72,793	$ 15,861	RM 72,295